Organization and Principal Activities (Details) - Schedule of operation and cash flow VIEs and subsidiaries of VIEs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of operation and cash flow VIEs and subsidiaries of VIEs [Abstract]
Total revenues	$ 153,012	$ 123,763	$ 65,777
Net income	35,907	37,649	26,403
Net cash provided by operating activities	57,397	8,731	26,092
Net cash used in investing activities	(1,051)	(4,418)	(15,318)
Net cash (used in) provided by financing activities	$ (2,004)	$ 5,358	$ (6,224)